Derivative Financial Instruments and Hedge Accounting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of derivative financial instruments [text block] [Abstract]
Schedule of bank holds portfolio of derivative instruments
	As of December 31, 2021
	Notional amount				Fair value
	Up to 3 Months	More than 3 months to 1 year	More than 1 year	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Fair value hedge derivatives
Interest rate swaps	210,000	87,817	8,505,400	8,803,217	22,933	587,702
Cross currency swaps	338,475	3,056,063	5,026,463	8,421,001	493,175	118,199
Subtotal	548,475	3,143,880	13,531,863	17,224,218	516,108	705,901

Cash flow hedge derivatives
Currency forwards	359,062	920,278	-	1,279,340	3,497	1,590
Cross currency swaps	456,684	1,033,671	11,469,640	12,959,995	109,531	656,719
Subtotal	815,746	1,953,949	11,469,640	14,239,335	113,028	658,309

Trading derivatives
Currency forwards	20,194,866	12,383,299	11,511,386	44,089,551	1,088,194	1,199,062
Interest rate swaps	13,982,685	25,156,483	104,333,279	143,472,447	3,009,922	2,997,634
Cross currency swaps	4,920,123	14,514,848	164,061,282	183,496,253	5,392,946	5,308,260
Call currency options	37,321	45,852	427	83,600	3,232	1,137
Put currency options	35,482	174,910	-	210,392	177	892
Others	-	-	504,000	504,000	-	46
Subtotal	39,170,477	52,275,392	280,410,374	371,856,243	9,494,471	9,507,031

Total	40,534,698	57,373,221	305,411,877	403,319,796	10,123,607	10,871,241

	As of December 31, 2020
	Notional amount				Fair value
	Up to 3 months	More than 3 months to 1 year	More than 1 year	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Fair value hedge derivatives
Interest rate swaps	50,000	410,687	5,064,113	5,524,800	33,816	83,666
Cross currency swaps	317,400	601,987	5,634,700	6,554,087	294,562	178,529
Subtotal	367,400	1,012,674	10,698,813	12,078,887	328,378	262,195

Cash flow hedge derivatives
Currency forwards	2,121,326	503,280	601,582	3,226,188	2,985	3,556
Cross currency swaps	424,358	498,373	9,777,491	10,700,222	35,902	183,386
Subtotal	2,545,684	1,001,653	10,379,073	13,926,410	38,887	186,942

Trading derivatives
Currency forwards	22,729,787	12,175,074	8,215,576	43,120,437	1,085,327	1,158,904
Interest rate swaps	14,006,503	22,118,742	97,803,009	133,928,254	3,651,651	3,588,912
Cross currency swaps	6,719,065	15,138,056	138,352,345	160,209,466	3,921,440	3,819,446
Call currency options	129,339	31,641	57,581	218,561	1,527	909
Put currency options	112,145	16,173	58,276	186,594	4,875	1,352
Subtotal	43,696,839	49,479,686	244,486,787	337,663,312	8,664,820	8,569,523

Total	46,609,923	51,494,013	265,564,673	363,668,609	9,032,085	9,018,660

Schedule of fair value hedges
	As of December 31, 2021
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Debt instruments at FVOCI
Chilean sovereign bonds	12,817	-	71,093	18,371	102,281
Mortgage financing bonds	202	-	-	-	202
US Treasury bonds	-	-	427,240	1,012,559	1,439,799
Chilean Treasury bonds	-	-	73,915	-	73,915
Time deposits and other time liabilities
Time deposits	250,896	-	-	-	250,896
Issued debt instruments
Senior bonds	646,751	1,182,672	2,570,773	1,042,756	5,442,952
Subordinated bonds	-	85,448	-	170,896	256,344
Interbank borrowing
Interbank loans	2,049,044	6,178,000	-	-	8,227,044
Total	2,959,710	7,446,120	3,143,021	2,244,582	15,793,433
Hedging instrument
Cross currency swaps	2,811,893	1,168,120	2,644,687	615,.516	7,240,216
Interest rate swaps	147,817	6,278,000	498,334	1,629,066	8,553,217
Total	2,959,710	7,446,120	3,143,021	2,244,582	15,793,433

	As of December 31, 2020
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Debt instruments at FVOCI
Chilean sovereign bonds	10,687	10,687	138,044	249,440	408,858
Mortgage financing bonds	-	918	-	-	918
US Treasury bonds	-	-	178,118	-	178,118
Time deposits and other time liabilities
Time deposits	58,238	58,217	-	-	116,455
Issued debt instruments
Senior bonds	88,023	801,349	2,112,831	1,220,521	4,222,724
Subordinated bonds	-	-	249,363	142,494	391,857
Interbank borrowing
Chilean Central Bank loans	-	-	3,865,000	-	3,865,000
Total	156,948	871,171	6,543,356	1,612,455	9,183,930
Hedging instrument
Cross currency swaps	96,261	835,484	2,056,864	1,220,521	4,209,130
Interest rate swaps	60,687	35,687	4,486,492	391,934	4,974,800
Total	156,948	871,171	6,543,356	1,612,455	9,183,930

Schedule of notional amount of the hedged
	As of December 31, 2021
	Within 1 year	Between 1 and 3 years	Between 3 and 6 Years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable at amortized cost
Mortgage loans	1,818,996	4,364,910	2,660,486	1,532,213	10,376,605
Debt instruments at FVOCI
Chilean Treasury bonds	-	-	532,190	209,411	741,601
Time deposits and other time liabilities
Time deposits	85,448	-	-	-	85,448
Issued debt instruments
Senior bonds (fixed rate)	566,184	738,136	952,084	480,210	2,736,614
Interbank borrowings
Interbank loans	299,067	-	-	-	299,067
Total	2,769,695	5,103,046	4,144,760	2,221,834	14,239,335
Hedging instrument
Cross currency swaps	1,490,355	5,103,046	4,144,760	2,221,834	12,959,995
Currency forwards	1,279,340	-	-	-	1,279,340
Total	2,769,695	5,103,046	4,144,760	2,221,834	14,239,335

	As of December 31, 2020
	Within 1 year	Between 1 and 3 years	Between 3 and 6 Years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable at amortized cost
Mortgage loans	1,926,918	2,520,951	2,761,742	2,084,180	9,293,791
Debt instruments at FVOCI
Chilean sovereign bonds	-	-	42,532	-	42,532
Chilean Treasury bonds	-	175,875	891,791	196,428	1,264,094
Issued debt instruments
Senior bonds (variable rate)	167,430	-	-	-	167,430
Senior bonds (fixed rate)	1,125,253	810,385	643,700	415,865	2,795,203
Interbank borrowings
Interbank loans	327,736	35,624	-	-	363,360
Total	3,547,337	3,342,835	4,339,765	2,696,473	13,926,410
Hedging instrument
Cross currency swaps	922,731	2,741,253	4,339,765	2,696,473	10,700,222
Currency forwards	2,624,606	601,582	-	-	3,226,188
Total	3,547,337	3,342,835	4,339,765	2,696,473	13,926,410

Schedule of forecasted cash flows for interest rate risk
	As of December 31, 2021
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	63	97	-	-	160
Outflows	(1,015,634)	(274,502)	(215,324)	(51,328)	(1,556,788)
Net flows	(1,015,571)	(274,405)	(215,324)	(51,328)	(1,556,628)

Hedging instrument
Inflows	1,015,634	274,502	215,324	51,328	1,556,788
Outflows (*)	(63)	(97)	-	-	(160)
Net flows	1,015,571	274,405	215,324	51,328	1,556,628

(*)	Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.

	As of December 31, 2020
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	18,219	2,284	2,512	-	23,015
Outflows	(90,303)	(123,604)	(104,198)	(83,397)	(401,502)
Net flows	(72,084)	(121,320)	(101,686)	(83,397)	(378,487)

Hedging instrument
Inflows	90,303	123,604	104,198	83,397	401,502
Outflows (*)	(18,219)	(2,284)	(2,512)	-	(23,015)
Net flows	72,084	121,320	101,686	83,397	378,487

(*)	Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.

Schedule of forecasted cash flows for inflation risk
	As of December 31, 2021
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	224,007	756,915	806,621	628,763	2,416,306
Outflows	(47,028)	(40,278)	(67,100)	(43,980)	(198,386)
Net flows	176,979	716,637	739,521	584,783	2,217,920

Hedging instrument
Inflows	47,028	40,278	67,100	43,980	198,386
Outflows	(224,007)	(756.915)	(806,621)	(628,763)	(2,416,306)
Net flows	(176,979)	(716,637)	(739,521)	(584,783)	(2,217,920)

	As of December 31, 2020
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	114,734	257,698	457,046	406,499	1,235,977
Outflows	(32,238)	(19,702)	(55,388)	(26,993)	(134,321)
Net flows	82,496	237,996	401,658	379,506	1,101,656

Hedging instrument
Inflows	32,238	19,702	55,388	26,993	134,321
Outflows	(114,734)	(257,698)	(457,046)	(406,499)	(1,235,977)
Net flows	(82,496)	(237,996)	(401,658)	(379,506)	(1,101,656)

Schedule of market adjustment of cash flow hedges generated by hedge instruments
	As of December 31,
	2021	2020
Hedged item	MCh$	MCh$
Interbank loans	974	(962)
Time deposits and other time liabilities	(8,816)	-
Issued debt instruments	21,701	(6,990)
Debt instruments at FVOCI	(33,509)	(25,833)
Loans and accounts receivable at amortized cost	(353,931)	(102,980)
Total	(373,581)	(136,765)

Schedule of other comprehensive income to income
	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$

Bond hedging derivatives	(3,248)	(3,149)	(120)
Interbank loans hedging derivatives	(286)	1	(955)
Mortgage loans hedging derivatives	(22,160)	-	-
Cash flow hedge net gain (loss)	(25,694)	(3,148)	(1,075)

Schedule of macro-hedges
	Notional amount
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
As of December 31, 2021	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Loans and account receivable at amortized cost
Mortgage loans	582,645	-	-	412,190	994,835
Commercial loans	150,000	-	100,000	185,950	435,950
Total	732,645	-	100,000	598,140	1,430,785
Hedging instrument
Cross currency swaps	582,645	-	-	598,140	1,180,785
Interest rate swaps	150,000	-	100,000	-	250,000
Total	732,645	-	100,000	598,140	1,430,785

	Notional amount
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
As of December 31, 2020	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Loans and account receivable at amortized cost
Mortgage loans	823,126	786,352	-	735,479	2,344,957
Commercial loans	400,000	150,000	-	-	550,000
Total	1,223,126	936,352	-	735,479	2,894,957
Hedging instrument
Cross currency swaps	823,126	786,352	-	735,479	2,344,957
Interest rate swaps	400,000	150,000	-	-	550,000
Total	1,223,126	936,352	-	735,479	2,894,957